Related-Party and Party-in-Interest Transactions	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions

Note 3: Related-Party and Party-in-Interest Transactions

Party-in-interest transactions include those with fiduciaries or employees of the Plan, any person who provides services to the Plan, an employer whose employees are covered by the Plan, a person who owns 50 percent or more of such an employer, or relatives of such persons.

The Plan allows participants to invest their account balances in shares of the Company. The number of shares of common stock held by the Plan at June 30, 2025 and 2024 was 417,574 shares and 411,674 shares, respectively, and the Plan received dividends of $377,932 during the year ended June 30, 2025.

The plan incurs expenses related to general administrative and record keeping. The Company pays certain administrative expenses and accounting and auditing fees relating to the Plan and provides certain administrative services at no cost to the plan.